Accumulated Other Comprehensive Income (Loss) (AOCI) Reclassifications (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Selling, general and administrative expenses	$ (1,005)	$ (923)	$ (904)
Research and development expenses	(252)	(241)	(225)
Interest expense	(168)	(163)	(170)
Income (loss) from continuing operations	(34)	240	287
Income tax expense	(73)	(242)	(92)
Net income (loss) attributable to NCR common stockholders	(137)	123	221
Reclassification out of Accumulated Other Comprehensive Income
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Selling, general and administrative expenses	(3)	(4)	(6)
Research and development expenses	(1)	(2)	(4)
Interest expense			2
Income (loss) from continuing operations	(16)	(14)	(22)
Income tax expense	2	5	4
Net income (loss) attributable to NCR common stockholders	(14)	(9)	(18)
Reclassification out of Accumulated Other Comprehensive Income | Actuarial losses recognized
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Selling, general and administrative expenses	0	0	0
Research and development expenses	0	(1)	(1)
Interest expense			0
Income (loss) from continuing operations	0	(2)	(2)
Reclassification out of Accumulated Other Comprehensive Income | Amortization of prior service benefit
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Selling, general and administrative expenses	(3)	(4)	(6)
Research and development expenses	(1)	(1)	(3)
Interest expense			0
Income (loss) from continuing operations	(9)	(11)	(19)
Reclassification out of Accumulated Other Comprehensive Income | Effective Cash Flow Hedges
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Selling, general and administrative expenses	0	0	0
Research and development expenses	0	0	0
Interest expense			2
Income (loss) from continuing operations	(7)	(1)	(1)
Product [Member]
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Cost of products	1,988	2,021	2,099
Product [Member] | Reclassification out of Accumulated Other Comprehensive Income
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Cost of products	7	1	3
Product [Member] | Reclassification out of Accumulated Other Comprehensive Income | Actuarial losses recognized
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Cost of products	0	0	0
Product [Member] | Reclassification out of Accumulated Other Comprehensive Income | Amortization of prior service benefit
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Cost of products	0	0	0
Product [Member] | Reclassification out of Accumulated Other Comprehensive Income | Effective Cash Flow Hedges
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Cost of products	7	1	3
Service [Member]
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Cost of products	2,742	2,640	2,626
Service [Member] | Reclassification out of Accumulated Other Comprehensive Income
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Cost of products	5	7	11
Service [Member] | Reclassification out of Accumulated Other Comprehensive Income | Actuarial losses recognized
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Cost of products	0	1	1
Service [Member] | Reclassification out of Accumulated Other Comprehensive Income | Amortization of prior service benefit
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Cost of products	5	6	10
Service [Member] | Reclassification out of Accumulated Other Comprehensive Income | Effective Cash Flow Hedges
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Cost of products	$ 0	$ 0	$ 0